Fair Value of Assets & Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 27,469,374	$ 19,387,452
Short-term financial assets:
Interest-bearing cash		1,185,600	1,060,034
Federal funds sold		87,364	50,838
Securities purchased under agreements to resell		725,609	613,682
Trading securities		1,416,345	897,071
Loans held-for-sale	[1]	699,377	111,248
Fair Value		5,170,255	3,943,499
Securities held-to-maturity (Note 3)		10,000	14,347
Derivative assets		81,634	121,654
Nonearning assets:
Cash and due from banks		639,073	373,274
Fixed income receivables		68,693	57,411
Total assets		41,423,388	28,555,231
Deposits:
Total deposits		30,620,362	22,672,363
Trading Liabilities		638,515	561,848
Short-term financial liabilities:
Federal Funds Purchased		399,820	414,207
Securities sold under agreements to repurchase		656,602	453,053
Other short-term borrowings		2,626,213	83,177
Term borrowings:
Other long term borrowings		1,218,097	1,040,656
Derivative liabilities		85,061	135,897
Other noninterest-bearing liabilities:
Fixed income payables		48,996	21,002
Total liabilities		36,842,900	25,850,147
Level 3 | FHLB-Cincinnati Stock
Other noninterest-bearing liabilities:
Restricted investments		87,900	87,900
Level 3 | FRB Stock [Member]
Other noninterest-bearing liabilities:
Restricted investments		134,600	68,600
Reported Value Measurement
Assets:
Total loans, net of unearned income and allowance for loan losses		27,469,374	19,387,452
Short-term financial assets:
Interest-bearing cash		1,185,600	1,060,034
Federal funds sold		87,364	50,838
Securities purchased under agreements to resell		725,609	613,682
Total short-term financial assets		1,998,573	1,724,554
Trading securities		1,416,345	897,071
Loans held-for-sale			111,248
Fair Value		5,170,255	3,943,499
Securities held-to-maturity (Note 3)		10,000	14,347
Derivative assets		81,634	121,654
Other assets:
Tax credit investments		119,317	100,105
Deferred compensation assets		39,822	32,840
Total other assets		159,139	132,945
Nonearning assets:
Cash and due from banks		639,073	373,274
Fixed income receivables		68,693	57,411
Accrued interest receivable		97,239	62,887
Total nonearning assets		805,005	493,572
Total assets		37,809,702	26,826,342
Deposits:
Defined maturity		3,322,921	1,355,133
Undefined maturity		27,297,441	21,317,230
Total deposits		30,620,362	22,672,363
Trading Liabilities		638,515	561,848
Short-term financial liabilities:
Federal Funds Purchased		399,820	414,207
Securities sold under agreements to repurchase		656,602	453,053
Other short-term borrowings		2,626,213	83,177
Total short-term financial liabilities		3,682,635	950,437
Term borrowings:
Real estate investment trust-preferred		46,100	46,032
Term borrowings - new market tax credit investment		18,000	18,000
Borrowings secured by residential real estate		18,642	23,126
Junior Subordinated Notes		187,281
Other long term borrowings		948,074	953,498
Total term borrowings		1,218,097	1,040,656
Derivative liabilities		85,061	135,897
Other noninterest-bearing liabilities:
Fixed income payables		48,996	21,002
Accrued interest payable		16,270	10,336
Total other noninterest-bearing liabilities		65,266	31,338
Total liabilities		36,309,936	25,392,539
Reported Value Measurement | C&I
Assets:
Total loans, net of unearned income and allowance for loan losses		15,959,062	12,058,689
Reported Value Measurement | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		4,186,268	2,101,671
Reported Value Measurement | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,330,384	4,473,395
Reported Value Measurement | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		383,742	406,836
Reported Value Measurement | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		609,918	346,861
Reported Value Measurement | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		88,173
Reported Value Measurement | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		466,977
Reported Value Measurement | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		144,227
Estimate of Fair Value Measurement
Assets:
Total loans, net of unearned income and allowance for loan losses		27,523,017	19,134,856
Short-term financial assets:
Interest-bearing cash		1,185,600	1,060,034
Federal funds sold		87,364	50,838
Securities purchased under agreements to resell		725,609	613,682
Total short-term financial assets		1,998,573	1,724,554
Trading securities		1,416,345	897,071
Loans held-for-sale			111,248
Fair Value		5,170,255	3,943,499
Securities held-to-maturity (Note 3)		9,901	14,773
Derivative assets		81,634	121,654
Other assets:
Tax credit investments		112,292	98,400
Deferred compensation assets		39,822	32,840
Total other assets		152,114	131,240
Nonearning assets:
Cash and due from banks		639,073	373,274
Fixed income receivables		68,693	57,411
Accrued interest receivable		97,239	62,887
Total nonearning assets		805,005	493,572
Total assets		37,857,981	26,572,467
Deposits:
Defined maturity		3,293,650	1,361,104
Undefined maturity		27,297,431	21,317,230
Total deposits		30,591,081	22,678,334
Trading Liabilities		638,515	561,848
Short-term financial liabilities:
Federal Funds Purchased		399,820	414,207
Securities sold under agreements to repurchase		656,602	453,053
Other short-term borrowings		2,626,213	83,177
Total short-term financial liabilities		3,682,635	950,437
Term borrowings:
Real estate investment trust-preferred		48,880	49,350
Term borrowings - new market tax credit investment		17,930	17,918
Borrowings secured by residential real estate		18,305	21,969
Junior Subordinated Notes		187,281
Other long term borrowings		966,292	965,066
Total term borrowings		1,238,688	1,054,303
Derivative liabilities		85,061	135,897
Other noninterest-bearing liabilities:
Fixed income payables		48,996	21,002
Accrued interest payable		16,270	10,336
Total other noninterest-bearing liabilities		65,266	31,338
Total liabilities		36,301,246	25,412,157
Loan commitments		2,617	2,924
Standby and other commitments		5,274	4,037
Estimate of Fair Value Measurement | C&I
Assets:
Total loans, net of unearned income and allowance for loan losses		15,990,991	11,918,374
Estimate of Fair Value Measurement | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		4,215,367	2,078,306
Estimate of Fair Value Measurement | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,320,308	4,385,669
Estimate of Fair Value Measurement | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		388,396	404,930
Estimate of Fair Value Measurement | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		607,955	347,577
Estimate of Fair Value Measurement | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		88,173
Estimate of Fair Value Measurement | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		468,737
Estimate of Fair Value Measurement | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		144,227
Estimate of Fair Value Measurement | Level 1
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Short-term financial assets:
Interest-bearing cash		1,185,600	1,060,034
Federal funds sold		0	0
Securities purchased under agreements to resell		0	0
Total short-term financial assets		1,185,600	1,060,034
Trading securities		0	0
Loans held-for-sale			0
Fair Value		27,017	25,249
Securities held-to-maturity (Note 3)		0	0
Derivative assets		10,161	33,587
Other assets:
Tax credit investments		0	0
Deferred compensation assets		39,822	32,840
Total other assets		39,822	32,840
Nonearning assets:
Cash and due from banks		639,073	373,274
Fixed income receivables		0	0
Accrued interest receivable		0	0
Total nonearning assets		639,073	373,274
Total assets		1,901,673	1,524,984
Deposits:
Defined maturity		0	0
Undefined maturity		0	0
Total deposits		0	0
Trading Liabilities		0	0
Short-term financial liabilities:
Federal Funds Purchased		0	0
Securities sold under agreements to repurchase		0	0
Other short-term borrowings		0	0
Total short-term financial liabilities		0	0
Term borrowings:
Real estate investment trust-preferred		0	0
Term borrowings - new market tax credit investment		0	0
Borrowings secured by residential real estate		0	0
Junior Subordinated Notes		0
Other long term borrowings		0	0
Total term borrowings		0	0
Derivative liabilities		9,535	33,274
Other noninterest-bearing liabilities:
Fixed income payables		0	0
Accrued interest payable		0	0
Total other noninterest-bearing liabilities		0	0
Total liabilities		9,535	33,274
Estimate of Fair Value Measurement | Level 1 | C&I
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 1 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		0
Estimate of Fair Value Measurement | Level 1 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		0
Estimate of Fair Value Measurement | Level 1 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		0
Estimate of Fair Value Measurement | Level 2
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Short-term financial assets:
Interest-bearing cash		0	0
Federal funds sold		87,364	50,838
Securities purchased under agreements to resell		725,609	613,682
Total short-term financial assets		812,973	664,520
Trading securities		1,414,194	894,498
Loans held-for-sale			6,631
Fair Value		4,903,115	3,756,745
Securities held-to-maturity (Note 3)		0	0
Derivative assets		71,473	88,067
Other assets:
Tax credit investments		0	0
Deferred compensation assets		0	0
Total other assets		0	0
Nonearning assets:
Cash and due from banks		0	0
Fixed income receivables		68,693	57,411
Accrued interest receivable		97,239	62,887
Total nonearning assets		165,932	120,298
Total assets		7,851,781	5,530,759
Deposits:
Defined maturity		3,293,650	1,361,104
Undefined maturity		27,297,431	21,317,230
Total deposits		30,591,081	22,678,334
Trading Liabilities		638,515	561,848
Short-term financial liabilities:
Federal Funds Purchased		399,820	414,207
Securities sold under agreements to repurchase		656,602	453,053
Other short-term borrowings		2,626,213	83,177
Total short-term financial liabilities		3,682,635	950,437
Term borrowings:
Real estate investment trust-preferred		0	0
Term borrowings - new market tax credit investment		0	0
Borrowings secured by residential real estate		0	0
Junior Subordinated Notes		0
Other long term borrowings		966,292	965,066
Total term borrowings		966,292	965,066
Derivative liabilities		69,881	96,378
Other noninterest-bearing liabilities:
Fixed income payables		48,996	21,002
Accrued interest payable		16,270	10,336
Total other noninterest-bearing liabilities		65,266	31,338
Total liabilities		36,013,670	25,283,401
Estimate of Fair Value Measurement | Level 2 | C&I
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		0	0
Estimate of Fair Value Measurement | Level 2 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		6,902
Estimate of Fair Value Measurement | Level 2 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		467,227
Estimate of Fair Value Measurement | Level 2 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		9,965
Estimate of Fair Value Measurement | Level 3
Assets:
Total loans, net of unearned income and allowance for loan losses		27,523,017	19,134,856
Short-term financial assets:
Interest-bearing cash		0	0
Federal funds sold		0	0
Securities purchased under agreements to resell		0	0
Total short-term financial assets		0	0
Trading securities		2,151	2,573
Loans held-for-sale			104,617
Fair Value		240,123	161,505
Securities held-to-maturity (Note 3)		9,901	14,773
Derivative assets		0	0
Other assets:
Tax credit investments		112,292	98,400
Deferred compensation assets		0	0
Total other assets		112,292	98,400
Nonearning assets:
Cash and due from banks		0	0
Fixed income receivables		0	0
Accrued interest receivable		0	0
Total nonearning assets		0	0
Total assets		28,104,527	19,516,724
Deposits:
Defined maturity		0	0
Undefined maturity		0	0
Total deposits		0	0
Trading Liabilities		0	0
Short-term financial liabilities:
Federal Funds Purchased		0	0
Securities sold under agreements to repurchase		0	0
Other short-term borrowings		0	0
Total short-term financial liabilities		0	0
Term borrowings:
Real estate investment trust-preferred		48,880	49,350
Term borrowings - new market tax credit investment		17,930	17,918
Borrowings secured by residential real estate		18,305	21,969
Junior Subordinated Notes		187,281
Other long term borrowings		0	0
Total term borrowings		272,396	89,237
Derivative liabilities		5,645	6,245
Other noninterest-bearing liabilities:
Fixed income payables		0	0
Accrued interest payable		0	0
Total other noninterest-bearing liabilities		0	0
Total liabilities		278,041	95,482
Estimate of Fair Value Measurement | Level 3 | C&I
Assets:
Total loans, net of unearned income and allowance for loan losses		15,990,991	11,918,374
Estimate of Fair Value Measurement | Level 3 | Commercial Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		4,215,367	2,078,306
Estimate of Fair Value Measurement | Level 3 | Consumer Real Estate
Assets:
Total loans, net of unearned income and allowance for loan losses		6,320,308	4,385,669
Estimate of Fair Value Measurement | Level 3 | Permanent Mortgage
Assets:
Total loans, net of unearned income and allowance for loan losses		388,396	404,930
Estimate of Fair Value Measurement | Level 3 | Credit Card and Other
Assets:
Total loans, net of unearned income and allowance for loan losses		607,955	347,577
Estimate of Fair Value Measurement | Level 3 | Mortgage Loans
Short-term financial assets:
Loans held-for-sale		81,271
Estimate of Fair Value Measurement | Level 3 | Government guaranteed loans (SBA and USDA)
Short-term financial assets:
Loans held-for-sale		1,510
Estimate of Fair Value Measurement | Level 3 | Other Consumer Loans Class
Short-term financial assets:
Loans held-for-sale		134,262
Contractual Amount
Other noninterest-bearing liabilities:
Loan commitments		10,678,485	8,744,649
Standby and other commitments		$ 420,728	$ 277,549

[1]	December 31, 2017 and 2016 include $11.7 million and $19.3 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.